Long-term Debt (Narrative II) (Details) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Jul. 25, 2024	Jun. 27, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Loan expenses and other					$ 358	$ 308	$ 415
Outstanding balance					522,590	516,957
Gain (loss) on extinguishment of Debt					$ (3,475)	$ (748)	$ (435)
Nordea Bank AB, London Branch [Member]
Debt Instrument [Line Items]
Periodic payment, principal	$ 4,454
Balloon installments	64,827
Maturity date					Jul. 25, 2030
Loan amount	$ 167,263
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 22,500
Periodic payment, principal		1,125
Maturity date					Jun. 27, 2028
Gain (loss) on extinguishment of Debt		(220)
Debt instrument, prepayment		$ 20,934
Nordea Bank AB, London Branch [Member] | Secured Debt [Member] | Loan Agreement - 9 Ultramax Vessels [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt			$ 197,236
Periodic payment, principal			3,719
Balloon installments					$ 100,912
Maturity date					Oct. 11, 2027
Repayment of secured loan agreement				$ 21,937
Loan amount			$ 200,000